UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22786

Investment Company Act File Number

Multisector Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Multisector Income Portfolio

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 21.4%

Security	Principal Amount* (000’s omitted)		Value
Auto Manufacturers — 2.4%
Ford Motor Credit Co., LLC, 4.05%, 12/10/18	AUD	14,370	$11,732,968

			$11,732,968

Banks — 2.7%
Goldman Sachs Group, Inc. (The), 5.20%, 12/17/19	NZD	11,300	$8,675,577
JPMorgan Chase & Co., 4.25%, 11/2/18	NZD	6,095	4,549,039

			$13,224,616

Commercial Services — 0.4%
ServiceMaster Co., LLC (The), 7.25%, 3/1/38		1,670	$1,728,450

			$1,728,450

Computers — 1.8%
Seagate HDD Cayman, 4.875%, 6/1/27		4,689	$4,621,456
Seagate HDD Cayman, 5.75%, 12/1/34		4,109	4,003,680

			$8,625,136

Diversified Financial Services — 2.7%
Jefferies Finance, LLC/JFIN Co-Issuer Corp., 7.25%, 8/15/24(1)		2,623	$2,731,199
Och-Ziff Finance Co., LLC, 4.50%, 11/20/19(1)		10,645	10,499,163

			$13,230,362

Electronics — 0.3%
Ingram Micro, Inc., 5.45%, 12/15/24		1,722	$1,708,188

			$1,708,188

Home Builders — 2.0%
MDC Holdings, Inc., 6.00%, 1/15/43		9,914	$9,839,645

			$9,839,645

Oil & Gas — 1.7%
Nabors Industries, Inc., 5.10%, 9/15/23		665	$650,037
Rowan Cos., Inc., 5.40%, 12/1/42		9,894	7,568,910

			$8,218,947

Oil & Gas Services — 1.5%
Oceaneering International, Inc., 4.65%, 11/15/24		7,520	$7,313,576

			$7,313,576

Real Estate Investment Trusts (REITs) — 2.0%
CBL & Associates, L.P., 4.60%, 10/15/24		6,080	$5,367,828
CBL & Associates, L.P., 5.95%, 12/15/26		2,150	1,984,659
EPR Properties, 4.50%, 6/1/27		2,500	2,480,403

			$9,832,890

Security	Principal Amount* (000’s omitted)		Value
Retail — 3.4%
JC Penney Corp., Inc., 6.375%, 10/15/36		3,000	$2,055,000
Macy’s Retail Holdings, Inc., 4.30%, 2/15/43		10,900	8,765,752
Signet UK Finance PLC, 4.70%, 6/15/24		6,014	5,869,164

			$16,689,916

Toys, Games & Hobbies — 0.5%
Mattel, Inc., 5.45%, 11/1/41		910	$817,862
Mattel, Inc., 6.20%, 10/1/40		745	702,163
Mattel, Inc., 6.75%, 12/31/25(1)		1,005	1,020,075

			$2,540,100

Total Corporate Bonds & Notes (identified cost $101,213,438)			$104,684,794

Foreign Corporate Bonds — 19.3%

Security	Principal Amount* (000’s omitted)		Value
Airlines — 1.0%
Azul Investments LLP, 5.875%, 10/26/24(1)		3,790	$3,790,000
Latam Finance, Ltd., 6.875%, 4/11/24(1)		1,150	1,221,875

			$5,011,875

Banks — 2.7%
Australia and New Zealand Banking Group, Ltd., 3.75%, 7/25/19(2)	AUD	9,450	$7,774,734
Banco Mercantil del Norte S.A./Grand Cayman, 5.75% to 10/4/26, 10/4/31(1)(3)		2,050	2,085,875
Banco Mercantil del Norte S.A./Grand Cayman, 7.625% to 1/6/28(1)(3)(4)		610	678,320
BBVA Bancomer S.A., 5.125% to 1/17/28, 1/18/33(1)(3)		2,535	2,511,298

			$13,050,227

Diversified Financial Services — 0.8%
Banco BTG Pactual S.A./Cayman Islands, 5.75%, 9/28/22(1)		3,578	$3,630,954
Unifin Financiera SAB de CV, 8.875% to 1/29/25(1)(3)(4)		270	275,333

			$3,906,287

Electric — 1.1%
Trinidad Generation UnLtd, 5.25%, 11/4/27(1)		5,411	$5,534,371

			$5,534,371

Foods — 1.7%
ESAL GmbH, 6.25%, 2/5/23(1)		8,730	$8,511,750

			$8,511,750

Forest Products & Paper — 1.1%
Suzano Austria GmbH, 7.00%, 3/16/47(1)		4,634	$5,398,610

			$5,398,610

Holding Company - Diversified — 0.6%
Grupo KUO SAB de CV, 5.75%, 7/7/27(1)		2,680	$2,754,370

			$2,754,370

Security	Principal Amount* (000’s omitted)		Value
Mining — 0.6%
Yamana Gold, Inc., 4.625%, 12/15/27(1)		2,689	$2,691,104

			$2,691,104

Miscellaneous Manufacturing — 1.9%
Bombardier, Inc., 7.45%, 5/1/34(1)		9,110	$9,314,975

			$9,314,975

Oil & Gas — 4.5%
Ecopetrol S.A., 5.875%, 5/28/45		9,158	$9,696,033
Petrobras Global Finance B.V., 5.625%, 5/20/43		11,000	10,014,400
YPF S.A., 7.00%, 12/15/47(1)		2,520	2,401,308

			$22,111,741

Pharmaceuticals — 0.5%
Teva Pharmaceutical Finance Netherlands III B.V., 4.10%, 10/1/46		3,125	$2,388,564

			$2,388,564

Telecommunications — 1.9%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	187,320	$9,420,475

			$9,420,475

Transportation — 0.9%
A.P. Moller - Maersk A/S, 3.875%, 9/28/25(1)		740	$729,692
JSL Europe S.A., 7.75%, 7/26/24(1)		3,645	3,838,185

			$4,567,877

Total Foreign Corporate Bonds (identified cost $92,851,768)			$94,662,226

Foreign Government Bonds — 21.2%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.7%
Republic of Argentina, 7.82%, 12/31/33	EUR	2,271	$3,278,951

			$3,278,951

Australia — 2.2%
Queensland Treasury Corp., 5.50%, 6/21/21(2)	AUD	12,360	$10,968,423

			$10,968,423

Brazil — 2.3%
Nota do Tesouro Nacional, 10.00%, 1/1/25	BRL	35,500	$11,416,158

			$11,416,158

Canada — 6.2%
Canada Housing Trust, 1.25%, 6/15/21(1)	CAD	17,620	$13,916,362
Canada Housing Trust, 3.80%, 6/15/21(1)	CAD	3,480	2,982,671
Canadian Government Bond, 0.75%, 3/1/21	CAD	16,830	13,199,509

			$30,098,542

Security	Principal Amount (000’s omitted)		Value
Malaysia — 2.1%
Malaysia Government Bond, 3.441%, 2/15/21	MYR	39,385	$10,123,504

			$10,123,504

Mexico — 2.1%
Mexican Bonos, 7.75%, 5/29/31	MXN	192,690	$10,402,521

			$10,402,521

Norway — 1.3%
Kommunalbanken AS, 5.00%, 3/28/19	NZD	8,300	$6,308,609

			$6,308,609

Supranational — 3.8%
European Investment Bank, 7.20%, 7/9/19(1)	IDR	64,010,000	$4,926,549
International Bank for Reconstruction & Development, 3.50%, 1/22/21	NZD	4,960	3,750,792
International Finance Corp., 6.30%, 11/25/24	INR	420,000	6,633,674
International Finance Corp., 6.45%, 10/30/18	INR	205,840	3,258,980

			$18,569,995

Uruguay — 0.5%
Republic of Uruguay, 8.50%, 3/15/28(1)	UYU	71,170	$2,442,960

			$2,442,960

Total Foreign Government Bonds (identified cost $100,299,319)			$103,609,663

Convertible Bonds — 2.5%

Security	Principal Amount (000’s omitted)		Value
Oil & Gas — 2.5%
Ascent Resources-Utica, LLC/ARU Finance Corp., 3.50%, 3/1/21(1)(5)		$3,711	$4,686,849
Nabors Industries, Inc., 0.75%, 1/15/24(1)		9,565	7,712,259

Total Convertible Bonds (identified cost $10,480,953)			$12,399,108

Asset-Backed Securities — 0.5%
Security	Principal Amount (000’s omitted)		Value
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		$1,201	$1,244,494
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32(1)(6)		933	943,004

Total Asset-Backed Securities (identified cost $2,127,320)			$2,187,498

Commercial Mortgage-Backed Securities — 5.9%

Security	Principal Amount (000’s omitted)	Value
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.441%, 12/10/54(1)(7)	$2,000	$1,714,607
JPMBB Commercial Mortgage Securities Trust
Series 2015-C29, Class D, 3.702%, 5/15/48(7)	5,000	4,083,700
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.134%, 7/15/50(1)(7)	2,650	2,338,052
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(7)	3,685	2,775,939
Motel 6 Trust
Series 2017-MTL6, Class E, 4.81%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(8)	2,576	2,602,836
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(1)	3,386	2,702,950
Series 2015-C31, Class D, 3.852%, 11/15/48	4,900	3,880,512
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	8,400	6,101,636
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,025	2,828,480

Total Commercial Mortgage-Backed Securities (identified cost $28,049,231)		$29,028,712

Senior Floating-Rate Loans — 0.6%(9)

Borrower/ Tranche Description	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 0.0%(10)
Education Management, LLC, Term Loan, 5.85%, (3 mo. USD LIBOR + 4.50%), Maturing 7/2/20(11)	$197	$93,350
Education Management, LLC, Term Loan, 0.00%, (3 mo. USD Prime + 8.50%), Maturing 7/2/20(11)(15)	442	0

		$93,350

Health Care — 0.6%
BioClinica, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 4.25%), Maturing 10/20/23	$2,724	$2,669,874

		$2,669,874

Total Senior Floating-Rate Loans (identified cost $3,296,979)		$2,763,224

Common Stocks — 7.7%

Security	Shares	Value
Banks — 0.7%
Regions Financial Corp.	191,728	$3,686,928

		$3,686,928

Business Equipment and Services — 0.0%
Education Management Corp.(11)(12)(13)	2,788,966	$0

		$0

Security	Shares	Value
Electronics — 0.6%
Corning, Inc.	88,391	$2,759,567

		$2,759,567

Home Builders — 1.6%
CalAtlantic Group, Inc.	74,630	$4,188,982
Lennar Corp., Class A	56,512	3,541,042
Lennar Corp., Class B	1,130	57,223

		$7,787,247

Miscellaneous Manufacturing — 0.7%
Ingersoll-Rand PLC	24,650	$2,332,630
Toshiba Corp.(12)	332,000	950,057

		$3,282,687

Oil & Gas — 2.5%
Frontera Energy Corp.(12)	85,480	$3,040,524
Royal Dutch Shell PLC, Class B, ADR	72,926	5,245,567
Sable Permian Resources, LLC(11)(12)(13)	11,719,991	3,984,797

		$12,270,888

Retail — 0.1%
Signet Jewelers, Ltd.	12,300	$650,670

		$650,670

Semiconductors — 0.9%
Intel Corp.	51,983	$2,502,462
QUALCOMM, Inc.	26,300	1,794,975

		$4,297,437

Transportation — 0.6%
A.P. Moller—Maersk A/S, Class B	1,735	$3,097,356

		$3,097,356

Total Common Stocks (identified cost $42,490,353)		$37,832,780

Convertible Preferred Stocks — 3.2%

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(11)(12)(13)	3,103	$0

		$0

Diversified Financial Services — 0.6%
AMG Capital Trust II, 5.15%	46,300	$2,916,900

		$2,916,900

Oil & Gas — 1.9%
Chesapeake Energy Corp., 5.75%	14,865	$9,139,458

		$9,139,458

Security	Shares	Value
Pharmaceuticals — 0.7%
Teva Pharmaceutical Industries, Ltd., 7.00%	9,020	$3,419,843

		$3,419,843

Total Convertible Preferred Stocks (identified cost $20,029,609)		$15,476,201

Preferred Stocks — 0.2%

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 0.2%
CBL & Associates Properties, Inc., Series D, 7.375%	52,150	$1,047,694

Total Preferred Stocks (identified cost $1,242,848)		$1,047,694

Warrants — 0.0%

Oil & Gas — 0.0%
Sable Permian Resources, LLC, Exp. 5/2/22 (11)(12)(13)	1,938,645	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 17.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(14)	85,085,435	$85,093,943

Total Short-Term Investments (identified cost $85,092,282)		$85,093,943

Total Investments — 99.9% (identified cost $487,174,100)		$488,785,843

Other Assets, Less Liabilities — 0.1%		$567,558

Net Assets — 100.0%		$489,353,401

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $129,538,105 or 26.5% of the Portfolio’s net assets.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2018, the aggregate value of these securities is $18,743,157 or 3.8% of the Portfolio’s net assets.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(6)	Multi-step coupon security. Interest rate represents the rate in effect at January 31, 2018.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2018.

(8)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(10)	Amount is less than 0.05%.

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(12)	Non-income producing security.

(13)	Security was acquired in connection with a restructuring of a Senior Loan or bond and may be subject to restrictions on resale.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $285,004.

(15)	Issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

Country Concentration of Portfolio (based on country of risk)

Country	Percentage of Net Assets	Value
United States	56.1%	$274,760,607
Brazil	9.5	46,600,057
Canada	8.6	42,104,621
Mexico	5.7	28,128,192
Australia	3.8	18,743,157
Supranational	3.8	18,569,995
Colombia	2.6	12,736,557
Malaysia	2.1	10,123,504
Norway	1.3	6,308,609
Israel	1.2	5,808,407
Argentina	1.2	5,680,259
Trinidad and Tobago	1.1	5,534,371
Netherlands	1.1	5,245,567
Denmark	0.8	3,827,048
Uruguay	0.5	2,442,960
Chile	0.3	1,221,875
Japan	0.2	950,057

Total Investments	99.9%	$488,785,843

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	69.3%	$338,975,974
Australian Dollar	6.2	30,476,125
Canadian Dollar	6.1	30,098,542
New Zealand Dollar	4.8	23,284,017
Mexican Peso	4.1	19,822,996
Brazilian Real	2.3	11,416,158
Malaysian Ringgit	2.1	10,123,504
Indian Rupee	2.0	9,892,654
Indonesian Rupiah	1.0	4,926,549
Other currency, less than 1% each	2.0	9,769,324

Total Investments	99.9%	$488,785,843

Abbreviations:

ADR	-	American Depositary Receipt

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

EUR	-	Euro

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

USD	-	United States Dollar

UYU	-	Uruguayan Peso

The Portfolio did not have any open derivative instruments at January 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Corporate Bonds & Notes	$—	$104,684,794		$—	$104,684,794
Foreign Corporate Bonds	—	94,662,226		—	94,662,226
Foreign Government Bonds	—	103,609,663		—	103,609,663
Convertible Bonds	—	12,399,108		—	12,399,108
Asset-Backed Securities	—	2,187,498		—	2,187,498
Commercial Mortgage-Backed Securities	—	29,028,712		—	29,028,712
Senior Floating-Rate Loans	—	2,669,874		93,350	2,763,224
Common Stocks	29,800,570	4,047,413	**	3,984,797	37,832,780
Convertible Preferred Stocks	6,336,743	9,139,458		0	15,476,201
Preferred Stocks	1,047,694	—		—	1,047,694
Warrants	—	—		0	0
Short-Term Investments	—	85,093,943		—	85,093,943
Total Investments	$37,185,007	$447,522,689		$4,078,147	$488,785,843

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2018 is not presented. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Multisector Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 27, 2018